Stock-Based Compensation - Summary of Fair Values of Stock Options Granted and Assumptions used in Black-Scholes Model (Detail) - Stock Options [Member] - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated fair values of stock options granted	$ 0.86	$ 3.61	$ 3.24
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.90%	0.60%	0.30%
Expected volatility	89.70%	80.10%	77.40%
Expected term (in years)	5 years 6 months	5 years 6 months	6 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	3.50%	1.20%	1.70%
Expected volatility	92.80%	91.00%	81.20%
Expected term (in years)	6 years 10 months 24 days	6 years 6 months	10 years